Summary of significant accounting policies	12 Months Ended
Jun. 30, 2018
Summary of significant accounting policies
Summary of significant accounting policies

2 Summary of significant accounting policies

        The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

2.1   Basis of preparation

        The consolidated financial statements of Manchester United plc have been prepared on a going concern basis and in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB") and IFRS Interpretations Committee ("IFRS IC") interpretations. The consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of certain financial assets and liabilities (including derivative financial instruments) which are recognized at fair value through profit and loss, unless cash flow hedge accounting applies.

        The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group's accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 3.

2.1.1  Changes in accounting policy and disclosures

a)    New standards, amendments and interpretations

        No new standards, amendments or interpretations, effective for the first time for the financial year beginning on or after 1 July 2017, have had a material impact on the consolidated financial statements of the Group.

b)    New standards, amendments and interpretations not yet adopted

        A number of new standards and amendments to standards and interpretations are effective for annual periods beginning after 1 July 2017, and have not been applied in preparing these consolidated financial statements. None of these is expected to have a significant effect on the consolidated financial statements of the Group, except as set out below.

        •            IFRS 9, "Financial instruments", addresses the classification, measurement and recognition of financial assets and financial liabilities. The impact of IFRS 9 has been assessed and the new standard does not have a significant effect on the classification and measurement of financial assets and financial liabilities. IFRS 9 also introduces the expected credit losses model for the recognition of financial asset impairment which replaces the incurred loss model of IAS 39. Management does not expect a significant change to the recognition of impairments under the new standard. In addition, the Group's current hedge relationships will qualify as continuing hedges upon the adoption of IFRS 9. The new standard also introduces expanded disclosure requirements and changes in presentation. These will change the nature and extent of the Group's disclosures about its financial instruments particularly in the year of adoption of the new standard. The Group will adopt IFRS 9 from 1 July 2018.

        •            IFRS 15, "Revenue from contracts with customers", deals with revenue recognition and establishes principles for reporting useful information to users of financial statements about the nature, amount, timing and uncertainty of revenue and cash flows from an entity's contracts with customers. The standard replaces IAS 18, "Revenue" and IAS 11, "Construction Contracts" and related interpretations. The impact of IFRS 15 has been assessed by management including a thorough review of existing contractual arrangements. IFRS 15 focuses on the identification and satisfaction of performance obligations and includes specific guidance on the methods for measuring progress towards complete satisfaction of a performance obligation. Such guidance was not present in IAS 18 and therefore treatment was open to interpretation. As a result of the specific guidance in IFRS 15, revenue on certain commercial contracts will be recognized earlier under the new standard. The directors estimate that the opening balance sheet adjustment on 1 July 2018 will be to increase net assets by £1.8 million. The Group will adopt IFRS 15 from 1 July 2018 and will apply the standard retrospectively to each prior reporting period presented.

        •            IFRS 16, "Leases" addresses the definition of a lease, recognition and measurement of leases and establishes principles for reporting useful information to users of financial statements about the leasing activities of both lessees and lessors. A key change arising from IFRS 16 is that most operating leases will be accounted for on balance sheet for lessees. As at the reporting date, the Group has non-cancellable operating lease commitments, however, the Group has not yet determined to what extent these commitments will result in the recognition of an asset and a liability for future payments and how this will affect the Group's profit and classification of cash flows. The Group expects to adopt IFRS 16 from 1 July 2019.

2.2   Consolidation

        Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

        The Group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The Group recognizes any non-controlling interest in the acquiree on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest's proportionate share of the recognized amounts of the acquiree's identifiable net assets.

        Acquisition-related costs are expensed as incurred.

        The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition date fair value of any previous interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total consideration transferred, non-controlling interest recognized and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the income statement.

        Inter-company transactions, balances and unrealized gains and losses on transactions between Group companies are eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

2.3   Segment reporting

        The Group has one reportable segment, being the operation of a professional football club. The Chief Operating Decision Maker (being the board of directors and executive officers of Manchester United plc), who is responsible for allocating resources and assessing performance obtains financial information, being the Consolidated income statement, Consolidated balance sheet and Consolidated statement of cash flows, and the analysis of changes in net debt, about the Group as a whole. The Group has investment property, however, this is not considered to be a material business segment and is therefore not reported as such.

2.4   Foreign currency translation

a)    Functional and presentation currency

        Items included in the financial statements of each of the Group's entities are measured using the currency of the primary economic environment in which the entity operates (the "functional currency"). The consolidated financial statements are presented in pounds sterling, which is the Group's presentation currency.

b)    Transactions and balances

        Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where settlements of such transactions, and from the translation at year-end exchange rates items, are re-measured. Foreign exchange gains and losses resulting from the settlement of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement, except when deferred in other comprehensive income as qualifying cash flow hedges. Foreign exchange gains and losses that relate to unhedged borrowings are presented in the income statement within finance costs or income. All other foreign exchange gains and losses are presented in the income statement within operating expenses.

c)     Group companies

        The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentational currency are translated into the presentational currency as follows:

(i)	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
(ii)

income and expenses for each income statement are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of each transaction); and

(iii)	all resulting exchange differences are recognized in other comprehensive income.

        On disposal of a foreign operation any cumulative exchange differences held in equity are reclassified to the income statement.

d)    Exchange rates

        The most important exchange rates per £1.00 that have been used in preparing the financial statements are:

	Closing rate			Average rate
	2018	2017	2016	2018	2017	2016
Euro	1.1309	1.1379	1.2009	1.1327	1.1663	1.3363
US Dollar	1.3194	1.2988	1.3332	1.3465	1.2774	1.4774

2.5   Revenue recognition

        Revenue is measured at the fair value of consideration received or receivable from the Group's principal activities excluding transfer fees and value added tax. The Group's principal revenue streams are Commercial, Broadcasting and Matchday. The Group recognizes revenue when the amount of revenue can be reliably measured; when it is probable that future economic benefits will flow to the entity; and when specific criteria have been met for each of the Group's activities as described below.

a)    Commercial

        Commercial revenue (whether settled in cash or value in kind) comprises revenue receivable from the exploitation of the Manchester United brand through sponsorship and other commercial agreements, including minimum guaranteed revenue, revenue receivable from retailing Manchester United branded merchandise in the UK and licensing the manufacture, distribution and sale of such goods globally, and fees for the Manchester United first team undertaking tours.

        For sponsorship contracts any additional revenue receivable over and above the minimum guaranteed revenue contained in the sponsorship and licensing agreements is taken to revenue when a reliable estimate of the future performance of the contract can be obtained and it is probable that the amounts will not be recouped by the sponsor in future years.

        Revenue is recognized over the term of the sponsorship agreement in line with the performance obligations included within the contract and based on the sponsorship rights enjoyed by the individual sponsor. In instances where the sponsorship rights remain the same over the duration of the contract, revenue is recognized on a straight-line basis. In respect of contracts with multiple elements, the Group allocates the total consideration receivable to each separately identifiable element based on their relative fair values, and then recognizes the allocated revenue on a straight-line basis over the relevant period of each element.

        The Group has a 10-year agreement with adidas which began on 1 August 2015. The minimum guarantee payable by adidas over the term of the agreement is £750 million, subject to certain adjustments. Payments due in a particular year may increase if the club's first team wins the Premier League, FA Cup or Champions League, or decrease if the club's first team fails to participate in the Champions League for two or more consecutive seasons with the maximum possible increase being £4 million per year and the maximum possible reduction being 30% of the applicable payment for the year in which the second or other consecutive season of non-participation falls. Revenue is currently being recognized based on management's estimate that the full minimum guarantee amount will be received, as management does not expect two consecutive seasons of non-participation in the Champions League.

        Retail revenue is recognized at the point of sale while license revenue is recognized in the period in which the goods and services are provided.

        Commercial revenue which is received in advance of a period end but relating to future periods is treated as deferred revenue. The deferred revenue is then released to revenue on an accruals basis in accordance with the substance of the relevant agreements.

b)    Broadcasting

        Broadcasting revenue represents revenue receivable from all UK and overseas broadcasting contracts, including contracts negotiated centrally by the Premier League and UEFA.

        Distributions from the Premier League comprise a fixed element (which is recognized evenly as domestic home league matches are played), facility fees for live coverage and highlights of domestic home and away matches (which are recognized when the respective match is played), and merit awards (based on finishing position in the league, which are recognized when they are known at the end of each football season).

        Distributions from UEFA relating to participation in UEFA competitions comprise market pool payments (which are recognized over the matches played in the competition, a portion of which reflects Manchester United's performance relative to the other Premier League clubs in the competition) and fixed amounts for participation in individual matches (which are recognized when the matches are played).

        Broadcasting revenue which is received in advance of a period end but relating to future periods is treated as deferred revenue. The deferred revenue is then released to revenue on an accruals basis in accordance with the substance of the relevant agreements.

c)     Matchday

        Matchday revenue is recognized based on matches played throughout the year with revenue from each match being recognized only when the match has been played. Revenue from related activities such as Conference and Events or the Museum is recognized as the event or service is provided or the facility is used.

        Matchday revenue includes revenue receivable from all domestic and European match day activities from Manchester United games at Old Trafford, together with the Group's share of gate receipts from domestic cup matches not played at Old Trafford, and fees for arranging other events at the Old Trafford stadium. As the Group acts as the principal in the sale of match tickets, the share of gate receipts payable to the other participating club and competition organizer for domestic cup matches played at Old Trafford is treated as an operating expense.

        Matchday revenue which is received in advance of a period end but relating to future periods (mainly the sale of seasonal facilities for first team matches at Old Trafford) is treated as deferred revenue. The deferred revenue is then released to revenue as the matches are played.

d)    Finance income

        Finance income is recognized using the effective interest rate method.

e)     Accrued revenue

        Revenue from matchday activities, broadcasting and commercial contracts, which is received after the period to which it relates, is accrued as earned.

f)     Deferred revenue

        Revenue from matchday activities, broadcasting and commercial contracts, received or receivable prior to the period end in respect of future periods, is deferred.

2.6   Operating leases

        Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are charged to the income statement on a straight-line basis over the period of the lease.

        Rentals receivable under sub-tenancy agreements (net of any incentives given to the lessee) are credited to the income statement on a straight-line basis over the lease term. The risk and rewards of ownership on the sub-let property remain with the third party lessor.

2.7   Exceptional items

        Exceptional items are disclosed separately in the financial statements where it is necessary to do so to provide further understanding of the financial performance of the Group. They are material items of income or expense that have been shown separately due to the significance of their nature or amount.

2.8   Pension costs

        The Group is one of a number of participating employers in The Football League Limited Pension and Life Assurance Scheme ('the scheme'—see note 30.1). The Group is unable to identify its share of the assets and liabilities of the scheme and therefore accounts for its contributions as if they were paid to a defined contribution scheme. The Group's contributions into this scheme are reflected within the income statement when they fall due. Full provision has been made for the additional contributions that the Group has been requested to pay to help fund the scheme deficit.

        The Group also operates a defined contribution scheme. The assets of the scheme are held separately from those of the Group in an independently administered fund. The Group's contributions into this scheme are reflected within the income statement when they fall due.

2.9   Share-based payments

        The Group operates a share-based compensation plan under which the entity receives services from employees as consideration for equity instruments of the Group.

        Equity-settled share-based payments to employees are measured at the fair value of the equity instruments at the grant date. The fair value excludes the effect of non-market based vesting conditions. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Group's estimate of equity instruments that will eventually vest. At each balance sheet date, the Group revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market based vesting conditions. The impact of the revision of the original estimates, if any, is recognized in the income statement such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity reserves.

        For cash-settled share-based payments to employees, a liability is recognized for the services acquired, measured initially at the fair value of the liability. At each balance sheet date until the liability is settled, and at the date of settlement, the fair value of the liability is re-measured, with any changes in fair value recognized in profit or loss for the year.

        Details regarding the determination of the fair value of share-based transactions are set out in note 22.

2.10 Current and deferred tax

        The tax expense or credit for the period comprises current and deferred tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income, in which case the tax is also recognized in other comprehensive income.

        The current tax expense or credit is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company and its subsidiaries operate and generate taxable income. Although the Company is organized as a Cayman Islands corporation, it reports as a US domestic corporation for US federal income tax purposes and is subject to US federal income tax on the Group's worldwide income. In addition, the Group is subject to income and other taxes in various other jurisdictions, including the UK. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to (or recovered from) the tax authorities.

        Deferred tax is recognized on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred tax asset is realised or the deferred liability is settled.

        Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilised.

        Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred tax assets and liabilities relate to taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

2.11 Dividend distribution

        Dividend distributions to the Company's shareholders are recognized when they become legally payable. In the case of interim dividends, this is when they are paid.

2.12 Property, plant and equipment

        Property, plant and equipment is initially measured at cost (comprising the purchase price, after deducting discounts and rebates, and any directly attributable costs) and is subsequently carried at cost less accumulated depreciation and any provision for impairment.

        Subsequent costs, for example, capital improvements and refurbishment, are included in the asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Where appropriate, the carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to the income statement during the financial period in which they are incurred.

        Land is not depreciated. With the exception of freehold property acquired before 1 August 1999, depreciation is calculated using the straight-line method to write-down assets to their residual value over the estimated useful lives as follows:

Freehold property	75 years
Computer equipment and software (included within Plant and machinery)	3 years
Plant and machinery	4 - 5 years
Fixtures and fittings	7 years

        Freehold property acquired before 1 August 1999 is depreciated on a reducing balance basis at an annual rate of 1.33%.

        The assets' residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

        Assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Any impairment charges arising are recognized in the income statement when the carrying amount of an asset is greater than the estimated recoverable amount, which is the higher of an asset's fair value less costs to sell and value in use, and are calculated with reference to future discounted cash flows that the asset is expected to generate when considered as part of a cash-generating unit. Prior impairments are reviewed for possible reversal at each balance sheet date.

        Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within operating expenses within the income statement.

2.13 Investment property

        Property that is held for long-term rental yields or for capital appreciation or both, and that is not occupied by the Group, is classified as investment property.

        Investment property is initially measured at cost (comprising the purchase price, after deducting discounts and rebates, and any directly attributable costs) and is subsequently carried at cost less accumulated depreciation and any provision for impairment. Investment property is depreciated using the straight-line method over 50 years.

        Investment properties are reviewed for impairment when there is a triggering event such as a decline in the property market. An impairment charge is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount. Prior impairments are reviewed for possible reversal at each balance sheet date. If an impairment charge subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment charge been recognized for the asset in prior years.

2.14 Intangible assets—goodwill

a)    Initial recognition

        Goodwill represents the excess of the cost of an acquisition over the fair value of the Group's share of the net identifiable assets of the acquired subsidiary at the date of acquisition.

b)    Impairment

        Management considers there to be one material cash generating unit for the purposes of the annual impairment review, being the operation of a professional football club.

        Goodwill is not subject to amortization and is tested annually for impairment or more frequently if events or changes in circumstances indicate a potential impairment. An impairment loss is recognized in the income statement when the carrying value of goodwill exceeds its recoverable amount. Its recoverable amount is the higher of fair value less costs of disposal and value in use. Prior impairments are not subsequently reviewed for possible reversal at each balance sheet date.

2.15 Intangible assets—registrations and football staff remuneration

a)    Remuneration

        Remuneration is charged to operating expenses on a straight-line basis over the contract periods based on the amount payable to players and key football management staff for that period. Any performance bonuses are recognized when the Company considers that it is probable that the condition related to the payment will be achieved.

        Signing-on fees are typically paid to players and key football management staff in equal annual installments over the term of the contract. Installments are paid at or near the beginning of each financial year and recognized as prepayments within trade and other receivables. They are subsequently charged to the income statement (as operating expenses) on a straight-line basis over the financial year. Signing-on fees paid form part of cash flows from operating activities.

        Loyalty fees are bonuses which are paid to players and key football management staff either at the beginning of a renewed contract or in installments over the term of their contract in recognition for either past or future performance. Loyalty bonuses for past service are typically paid in a lump sum amount upon renewal of a contract. These loyalty bonuses require no future service and are not subject to any claw-back provisions were the individual to subsequently leave the club during their new contract term. They are expensed once the Company has a present legal or constructive obligation to make the payment. Loyalty bonuses for ongoing service are typically paid in arrears in equal annual installments over the term of the contract. These are paid at the beginning of the next financial year and the related charge is recognized within operating expenses in the income statement on a straight-line basis over the current financial year.

b)    Initial recognition

        The costs associated with the acquisition of players' and key football management staff registrations are capitalized at the fair value of the consideration payable. Costs include transfer fees, PL levy fees, agents' fees incurred by the club and other directly attributable costs. Costs also include the fair value of any contingent consideration, which is primarily payable to the player's former club (with associated levy fees payable to the PL), once payment becomes probable. Subsequent reassessments of the amount of contingent consideration payable are also included in the cost of the player's registration. The estimate of the fair value of the contingent consideration payable requires management to assess the likelihood of specific performance conditions being met which would trigger the payment of the contingent consideration. This assessment is carried out on an individual player basis. The additional amount of contingent consideration potentially payable, in excess of the amounts included in the cost of registrations, is disclosed in note 29.2. Costs are fully amortized using the straight-line method over the period covered by the player's and key football management staff contract.

c)     Renegotiation

        Where a contract is extended, any costs associated with securing the extension are added to the unamortized balance (at the date of the amendment) and the revised book value is amortized over the remaining revised contract life.

d)    Disposals and loan income

        Assets available for sale (principally players' registrations) are classified as assets held for sale when their carrying value is expected to be recovered principally through a sale transaction and a sale is considered to be highly probable. Highly probable is defined as being actively marketed by the club, with unconditional offers having been received prior to a period end. These assets would be stated at the lower of the carrying amount and fair value less costs to sell.

        Gains and losses on disposal of players' and key football management staff registrations are determined by comparing the fair value of the consideration receivable, net of any transaction costs, with the carrying amount and are recognized separately in the income statement within profit on disposal of intangible assets. Where a part of the consideration receivable is contingent on specified performance conditions, this amount is recognized in the income statement when receipt is virtually certain.

        Loan income on players temporarily loaned to other football clubs is recognized separately in the income statement within profit/(loss) on disposal of intangible assets.

e)     Impairment

        Management does not consider that it is possible to determine the value in use of an individual player or key football management staff in isolation as that individual (unless via a sale or insurance recovery) cannot generate cash flows on their own. While management does not consider any individual can be separated from the single cash generating unit ("CGU"), being the operations of the Group as a whole, there may be certain circumstances where an individual is taken out of the CGU, when it becomes clear that they will not participate with the club's first team again, for example, a player sustaining a career threatening injury or is permanently removed from the first team playing squad for another reason. If such circumstances were to arise, the carrying value of the individual would be assessed against the Group's best estimate of the individual's fair value less any costs to sell and an impairment charge made in operating expenses reflecting any loss arising.

2.16 Intangible assets—other

        Other intangible assets comprise website, mobile applications and trademark registration costs and are initially measured at cost and are subsequently carried at cost less accumulated amortization and any provision for impairment.

        Amortization is calculated using the straight-line method to write-down assets to their residual value over the estimated useful lives as follows:

Website and mobile applications	3 years
Trademark registrations	10 years

        The assets' residual values and useful lives are reviewed and adjusted if appropriate at each balance sheet date.

2.17 Derivative financial instruments and hedging activities

        Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value. The resulting gain or loss is recognized in the income statement immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in the income statement depends on the nature of the hedging relationship. The Group designates certain derivatives as hedges of a particular risk associated with a recognized asset or liability or a highly probable forecast transaction (cash flow hedge).

        The Group hedges the foreign exchange risk on a portion of contracted, and hence highly probable, future US dollar revenues whenever possible using a portion of the Group's US dollar net borrowings as the hedging instrument. Foreign exchange gains or losses arising on re-translation of the Group's US dollar net borrowings used in the hedge are initially recognized in other comprehensive income, rather than being recognized in the income statement immediately. The foreign exchange gains or losses arising on re-translation of the Group's unhedged US dollar borrowings are recognized in the income statement immediately.

        The Group hedges its cash flow interest rate risk where considered appropriate using interest rate swaps. Such interest rate swaps have the economic effect of converting borrowings from floating rates to fixed rates. The effective portion of changes in the fair value of the interest rate swap is initially recognized in other comprehensive income, rather than being recognized in the income statement immediately. The gain or loss relating to any ineffective portion is recognized in the income statement immediately.

        The Group documents at the inception of the transaction the relationship between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedging transactions. The Group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair value or cash flows of hedged items. The Group uses a variety of methods to assess hedge effectiveness depending on the nature and type of the hedging relationship, including critical terms comparison, dollar offset method and regression analysis.

        Derivatives embedded in other financial instruments or host contracts are treated as separate derivatives when their risks and characteristics are not closely related to those of the host contracts and the host contracts are not measured at fair value through profit or loss.

        The fair values of various derivative instruments are disclosed in note 18. Movements on the hedging reserve in other comprehensive income are shown in the statement of changes in equity. The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months, and as a current asset or liability when the remaining maturity of the hedged item is less than 12 months.

        The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to any ineffective portion is recognized immediately in the income statement.

        Amounts previously recognized in other comprehensive income and accumulated in the hedging reserve within equity are reclassified to the income statement in the periods when the hedged item affects the income statement (for example, when the forecast transaction that is hedged takes place). When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized when the hedged item is ultimately recognized in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement.

2.18 Inventories

        Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out (FIFO) method. The cost of finished goods comprises cost of purchase and, where appropriate, other directly attributable costs. It excludes borrowing costs. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses.

2.19 Trade and other receivables

        Trade and other receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Trade and other receivables are recognized initially at fair value, and subsequently measured at amortized cost using the effective interest method, less provision for impairment. If collection is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets.

2.20 Cash and cash equivalents

        Cash and cash equivalents includes cash in hand, deposits held at call with banks, and, if applicable, other short-term highly liquid investments with original maturities of three months or less.

2.21 Share capital and reserves

        Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction from the proceeds of the issue.

        The merger reserve arose as a result of reorganization transactions and represents the difference between the equity of the acquired company (Red Football Shareholder Limited) and the investment by the acquiring company (Manchester United plc).

        The hedging reserve is used to reflect the effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges.

2.22 Trade and other payables

        Trade and other payables are obligations to pay for goods and services that have been acquired in the ordinary course of business from suppliers. Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method. Amounts payable are classified as current liabilities if payment is due within one year or less. If not they are presented as non-current liabilities.

2.23 Borrowings

        Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently carried at amortized cost; any differences between the proceeds (net of transaction costs) and the redemption value is recognized in the income statement over the period of the borrowings using the effective interest rate method.

        Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case the fee is deferred until draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.